Supplement dated March 14, 2011
to the Statement of Additional Information
for Principal Variable Contracts Funds, Inc.
dated May 1, 2010
(as supplemented on May 3, 2010, May 19, 2010, June 16, 2010,
September 16, 2010, December 15, 2010, and February 15, 2011)

(Not all Accounts are offered in all variable annuity and variable life insurance contracts.)

This supplement updates information currently in the Statement of Additional Information. Retain this supplement with the Statement of Additional Information.

Replace the first paragraph in the Nominating and Governance Committee section on page 25 with the following:

Nominating and Governance Committee
The Committee's primary purpose is to oversee the structure and efficiency of the Boards of
Directors and the committees the Boards establish. The Committee responsibilities include evaluating board membership and functions, committee membership and functions, insurance coverage, and legal matters.

On page 115, add the following to the Other Accounts Managed table in the Principal Global
Investors, LLC (Equity Portoflio Managers) section with the following:

Other Accounts Managed

				Total Assets
				of the
			Number of	Accounts
			Accounts	that
			that base	base the
	Total	Total Assets	the Advisory	Advisory
	Number	in the	Fee on	Fee on
	of Accounts	Accounts	Performance	Performance
Thomas Kruchten - LargeCap S&P
500 Index Account
Registered Investment Companies	4	$4.5 billion	0	$0
Other pooled investment vehicles	3	$8.3 billion	0	$0
Other accounts	3	$81.4 million	0	$0

Remove LargeCap S&P 500 Index from the Accounts listed for Dirk Laschanzky in the Other
Accounts Managed table.

On page 116, add the following information to the Ownership of Securities table:

Ownership of Securities

Dollar Range of Securities
	PVC Accounts Managed by Portfolio Manager	Owned by the Portfolio
Portfolio Manager	(list each Account on its own line)	Manager
Thomas Kruchten	PVC – LargeCap S&P 500 Index Account	None

On page 117 remove references to the LargeCap S&P 500 Index Account listed for Dirk
Laschanzky.

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